COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2022	Jan. 01, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Nov. 25, 2020	Aug. 31, 2019
Loss Contingencies [Line Items]
Deferred Fee Per Unit						$ 0.35
Deferred underwriting fee payable						$ 12,075,000
Common shares, par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued						5,080,409
Purchase price						$ 10
Aggregate gross proceeds				$ 14,791,000		$ 50,800,000
Operating lease expense						1,000,000	$ 868,000
Long term purchase commitment amount					$ 800,000
Accrued Purchase commitment					$ 800,000
Loss contingency estimate possible loss										$ 2,300,000
Deferred financing costs										$ 2,000,000
Loss contingency accrual at carrying value							$ 500,000		$ 500,000
Legal continency accrual				833,000		$ 800,000
Commercial agreement to purchase				$ 20,000,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement agreement with the customer			$ 833,000
Lease Term December 2021 To December 2026 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments		$ 1,100,000
Lease Term September 2027 To November 2032 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	$ 5,400,000
Lease Term December 2022 To November 2032 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	17,100,000
Lease Term April 2022 To June 2027 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	$ 2,000,000